AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.1%
Long-Term Municipal Bonds – 97.2%
Virginia – 68.7%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2045	$4,000	$4,492,197
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	609,259
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	4,000	4,409,431
City of Newport News VA Series 2014-A 5.00%, 07/15/2030 (Pre-refunded/ETM)	1,000	1,088,611
5.00%, 07/15/2032 (Pre-refunded/ETM)	1,000	1,088,611
City of Richmond VA Public Utility Revenue Series 2013-A 5.00%, 01/15/2029 (Pre-refunded/ETM)	1,970	2,041,008
Series 2016 5.00%, 01/15/2030-01/15/2034	9,000	10,192,230
County of Arlington VA Series 2020-A 4.00%, 08/01/2038	5,190	5,979,856
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029	2,955	3,119,143
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026	1,000	1,000,495
Fairfax County Economic Development Authority Series 2014-A 5.00%, 10/01/2034 (Pre-refunded/ETM)	1,000	1,094,382
Series 2016 4.00%, 04/01/2035 (Pre-refunded/ETM)	2,000	2,208,455
Fairfax County Economic Development Authority (Goodwin House, Inc.) Series 2016-A 5.00%, 10/01/2042	1,200	1,298,268
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2014-A 5.00%, 05/15/2044	2,000	2,161,385
Series 2018-A 4.00%, 05/15/2048	1,500	1,631,924
Fairfax County Water Authority Series 2021 4.00%, 04/01/2040-04/01/2043	5,445	6,276,369
Greater Richmond Convention Center Authority Series 2015 5.00%, 06/15/2030 (Pre-refunded/ETM)	3,000	3,357,055
5.00%, 06/15/2031 (Pre-refunded/ETM)	2,000	2,238,037

	Principal Amount (000)	U.S. $ Value

Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2020 0.45%, 12/01/2041	$3,000	$2,998,958
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	3,550	4,178,637
Hampton Roads Transportation Accountability Commission Series 2018-A 5.00%, 07/01/2035	4,000	4,738,759
Series 2021-A 5.00%, 07/01/2026	5,000	5,729,085
Hanover County Economic Development Authority (Covenant Woods) Series 2012-A 5.00%, 07/01/2042	1,000	1,013,886
Henrico County Economic Development Authority Series 2013 5.00%, 11/01/2030 (Pre-refunded/ETM)	2,000	2,055,624
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017-C 5.00%, 12/01/2037	765	855,032
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050	1,575	1,635,035
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	1,500	1,579,292
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	1,970,083
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043	2,870	3,383,208
Norfolk Economic Development Authority Series 2013 5.00%, 11/01/2029 (Pre-refunded/ETM)	2,200	2,261,187
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	980	996,081
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035	1,750	1,954,859
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036-07/01/2038	2,550	2,899,849
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033-09/01/2043	3,660	4,179,830

	Principal Amount (000)	U.S. $ Value

Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	$1,265	$1,236,622
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 5.00%, 12/01/2039	1,000	1,164,333
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	1,072,372
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	2,400	2,417,447
Virginia Beach Development Authority (City of Virginia Beach VA) Series 2020-B 5.00%, 08/01/2022	1,750	1,781,537
Virginia College Building Authority Series 2021 4.00%, 06/01/2036	1,000	1,078,914
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2030(a)	1,615	1,697,726
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	9,482,935
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,317,961
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035-07/01/2036	6,160	6,874,303
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	20	20,075
Series 2016-C 4.00%, 11/01/2034	2,000	2,208,467
Virginia Resources Authority (Virginia Resources Authority SRF) Series 2013 5.00%, 10/01/2025	4,000	4,255,903
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 01/01/2036	5,000	6,030,537
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049	3,500	3,863,654

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Capital Beltway Express LLC) Series 2022 2.00%, 12/31/2023(b)	$600	$600,158
Virginia Small Business Financing Authority (Covanta Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	1,021,383
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	2,500	2,536,256
5.50%, 01/01/2042	1,000	1,013,849
Series 2022 4.00%, 01/01/2039(b)	5,000	5,385,295
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029	4,125	4,513,936
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049-12/31/2052	3,780	4,317,144
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051	1,500	1,634,255
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034-01/01/2035	3,500	3,892,503

		167,133,686

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	400	425,983

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	527,124

Arizona – 2.1%
Arizona Sports & Tourism Authority Series 2012-A 5.00%, 07/01/2029	3,945	3,991,286
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)	200	231,975
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	705	897,504

		5,120,765

	Principal Amount (000)	U.S. $ Value

District of Columbia – 14.2%
Metropolitan Washington Airports Authority Aviation Revenue Series 2012-A 5.00%, 10/01/2030	$1,000	$1,021,189
Series 2018-A 5.00%, 10/01/2048	5,000	5,746,880
Series 2020-A 4.00%, 10/01/2035	2,000	2,229,389
Series 2021-A 4.00%, 10/01/2037	2,220	2,496,580
5.00%, 10/01/2036	2,250	2,752,149
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2022 4.00%, 10/01/2052	5,000	5,531,334
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Dulles Toll Road) Series 2010-B 6.50%, 10/01/2044	4,300	5,458,411
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031-07/01/2032	5,095	5,932,226
Series 2021-A 4.00%, 07/15/2039	3,000	3,449,654

		34,617,812

Florida – 0.6%
Pinellas County Educational Facilities Authority (Barry University, Inc.) Series 2012 5.00%, 10/01/2027	400	405,743
5.25%, 10/01/2030	1,000	1,014,858

		1,420,601

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039-01/01/2056	355	411,180

Guam – 2.9%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	565	561,509
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	1,095	1,201,942
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,630	1,819,328
Territory of Guam Series 2019 5.00%, 11/15/2031	230	255,396

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	$1,370	$1,464,594
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035	1,500	1,797,635

		7,100,404

Illinois – 1.0%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	2,200	2,366,267

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	85	96,237

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	79,930

New York – 1.7%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,750	2,034,293
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	1,465	2,136,176

		4,170,469

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	560	581,822

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	600	603,285

Puerto Rico – 1.6%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	235	243,144
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	210	217,936
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	415	433,127

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 5.00%, 07/01/2035	$115	$138,867
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	615	634,987
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038-07/01/2040	570	625,386
5.00%, 07/01/2034	110	132,979
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	106,086
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	223	186,541
Series 2019-A 4.329%, 07/01/2040	180	196,656
5.00%, 07/01/2058	955	1,068,599

		3,984,308

South Carolina – 0.1%
South Carolina Public Service Authority Series 2014-A 5.00%, 12/01/2049	205	220,640

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	306,201

Texas – 0.8%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	520	546,766
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-B 5.00%, 11/15/2036	1,150	345,000
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	1,000	1,082,110

		1,973,876

	Principal Amount (000)	U.S. $ Value

Washington – 0.6%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	$650	$731,412
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.00%, 10/01/2032	400	401,443
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	180	195,242
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(a)	100	104,356

		1,432,453

Wisconsin – 1.6%
Wisconsin Health & Educational Facilities Authority Series 2012-C 5.00%, 08/15/2032 (Pre-refunded/ETM)	2,700	2,752,733
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,060,513

		3,813,246

Total Long-Term Municipal Bonds (cost $230,390,257)		236,386,289

Short-Term Municipal Notes – 2.9%
Virginia – 2.9%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 0.21%, 06/01/2034(c)	3,250	3,250,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 0.20%, 07/01/2052(c)	1,460	1,460,000
Virginia Small Business Financing Authority (Carilion Clinic Obligated Group) Series 2019 0.20%, 07/01/2042(c)	2,310	2,310,000

Total Short-Term Municipal Notes (cost $7,020,000)		7,020,000

Total Municipal Obligations (cost $237,410,257)		243,406,289

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $3,378,515)	3,378,515	$3,378,515

Total Investments – 101.5% (cost $240,788,772)(g)		246,784,804
Other assets less liabilities – (1.5)%		(3,639,558)

Net Assets – 100.0%		$243,145,246

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,450	01/15/2025	2.565%	CPI#	Maturity	$117,283	$—	$117,283
USD	725	01/15/2025	2.585%	CPI#	Maturity	58,042	—	58,042
USD	725	01/15/2025	2.613%	CPI#	Maturity	57,217	—	57,217
USD	470	01/15/2025	4.028%	CPI#	Maturity	8,990	—	8,990
USD	3,850	01/15/2026	CPI#	3.720%	Maturity	(82,348)	—	(82,348)
USD	2,260	01/15/2027	CPI#	3.466%	Maturity	(58,686)	(3,003)	(55,683)
USD	2,250	01/15/2027	CPI#	3.320%	Maturity	(80,002)	—	(80,002)
USD	1,770	01/15/2027	CPI#	3.323%	Maturity	(62,588)	—	(62,588)
USD	5,020	01/15/2028	1.230%	CPI#	Maturity	910,274	—	910,274
USD	3,740	01/15/2028	0.735%	CPI#	Maturity	822,601	—	822,601
USD	4,250	01/15/2029	CPI#	3.390%	Maturity	(51,964)	—	(51,964)
USD	1,550	01/15/2029	CPI#	3.290%	Maturity	(32,922)	—	(32,922)
USD	1,375	01/15/2030	1.572%	CPI#	Maturity	240,661	—	240,661
USD	1,375	01/15/2030	1.587%	CPI#	Maturity	238,573	—	238,573
USD	1,350	01/15/2031	2.782%	CPI#	Maturity	80,654	—	80,654
USD	1,230	01/15/2031	2.680%	CPI#	Maturity	87,293	—	87,293
USD	1,080	01/15/2031	2.989%	CPI#	Maturity	39,644	—	39,644
USD	1,050	01/15/2032	CPI#	3.064%	Maturity	(21,586)	—	(21,586)
USD	1,060	04/15/2032	CPI#	2.909%	Maturity	(37,613)	—	(37,613)

						$2,233,523	$(3,003)	$2,236,526

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	15,000	01/15/2028	1.468%	1 Day SOFR	Annual	$91,499	$—	$91,499
USD	5,800	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	202,994	—	202,994
USD	3,750	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	150,954	—	150,954
USD	4,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	222,288	—	222,288
USD	3,700	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/ Quarterly	189,068	—	189,068
USD	3,600	01/15/2031	1.456%	3 Month LIBOR	Semi-Annual/ Quarterly	134,854	—	134,854
USD	1,750	02/15/2036	3 Month LIBOR	1.600%	Quarterly/ Semi-Annual	(91,053)	—	(91,053)
USD	1,500	02/15/2036	3 Month LIBOR	1.681%	Quarterly/ Semi-Annual	(58,210)	—	(58,210)
USD	3,000	02/15/2041	3 Month LIBOR	1.980%	Quarterly/ Semi-Annual	(34,666)	—	(34,666)
USD	1,700	02/15/2041	1 Day SOFR	1.715%	Annual	(7,679)	—	(7,679)
USD	1,650	02/15/2041	1 Day SOFR	1.770%	Annual	7,224	—	7,224
USD	1,400	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	25,892	—	25,892
USD	1,250	02/15/2041	1 Day SOFR	1.639%	Annual	(21,151)	—	(21,151)
USD	600	02/15/2041	1 Day SOFR	1.657%	Annual	(8,439)	—	(8,439)
USD	390	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	3,030	—	3,030

						$806,605	$—	$806,605

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	$94,877	$—	$94,877

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $6,546,784 or 2.7% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,616,392 and gross unrealized depreciation of investments was $(3,482,352), resulting in net unrealized appreciation of $9,134,040.

As of February 28, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$236,386,289	$—	$236,386,289
Short-Term Municipal Notes	—	7,020,000	—	7,020,000
Short-Term Investments	3,378,515	—	—	3,378,515

Total Investments in Securities	3,378,515	243,406,289	—	246,784,804
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,661,232	—	2,661,232
Centrally Cleared Interest Rate Swaps	—	1,027,803	—	1,027,803
Interest Rate Swaps	—	94,877	—	94,877
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(427,709)	—	(427,709)
Centrally Cleared Interest Rate Swaps	—	(221,198)	—	(221,198)

Total	$3,378,515	$246,541,294	$—	$249,919,809

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2022 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,033	$64,885	$69,539	$3,379	$1